Vanguard Windsor™ II Fund

Supplement to the Prospectus and Summary Prospectus Dated February 25, 2015

Important Change to Vanguard Windsor II Fund

Effective December 31, 2015, James P. Barrow will no longer serve as a portfolio manager for the portion of Vanguard Windsor II Fund managed by Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow, Hanley).

Jeff G. Fahrenbruch and David W. Ganucheau, who currently serve as associate portfolio managers with Mr. Barrow, will remain as co-managers of the Barrow, Hanley managed portion of the Fund. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 073 102015

Vanguard Windsor™ Funds

Supplement to the Statement of Additional Information Dated February 25, 2015

Important Change to Vanguard Windsor II Fund

Effective December 31, 2015, James P. Barrow will no longer serve as a portfolio manager for the portion of Vanguard Windsor II Fund managed by Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow, Hanley).

Jeff G. Fahrenbruch and David W. Ganucheau, who currently serve as associate portfolio managers with Mr. Barrow, will remain as co-managers of the Barrow, Hanley managed portion of the Fund. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 022B 102015